Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
RELATED PARTIES

NOTE 18 - RELATED PARTIES:

The following transactions arose with related parties

Transactions and balances with related parties:

1.	Shareholders and other related parties’ benefits

	December 31, 2024	December 31, 2023	December 31, 2022
Salary and related expenses – officers and directors	1,710	1,761	1,923
Share based payment – officers and directors	1,376	1,009	3,745

2.	Balances with related parties

Name	Nature of transaction	December 31, 2024	December 31, 2023
Officers	Salaries and related	(381)	(314)
Directors	Compensation for directors	(40)	(40)